CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
CONDENSED CONSOLIDATING BALANCE SHEETS

AS OF MARCH 31, 2014
(In Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
ASSETS
Current assets:
Cash and cash equivalents	$43	$—	$162	$—	$205
Restricted cash	—	—	9	—	9
Accounts and notes receivable, net	41	120	1,530	—	1,691
Accounts receivable from affiliates	1,763	4,286	126	(5,843)	332
Inventories	121	334	1,465	(9)	1,911
Prepaid expenses	53	35	40	(78)	50
Deferred income taxes	12	—	59	(18)	53
Other current assets	426	2	202	(428)	202

Total current assets	2,459	4,777	3,593	(6,376)	4,453
Property, plant and equipment, net	389	961	2,384	1	3,735
Investment in unconsolidated affiliates	5,562	1,262	183	(6,722)	285
Intangible assets, net	43	1	39	—	83
Goodwill	(17)	82	65	—	130
Deferred income taxes	316	—	235	(311)	240
Notes receivable from affiliates	22	656	—	(678)	—
Other noncurrent assets	76	168	222	1	467

Total assets	$8,850	$7,907	$6,721	$(14,085)	$9,393

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$50	$246	$848	$—	$1,144
Accounts payable to affiliates	3,064	838	1,992	(5,843)	51
Accrued liabilities	111	548	580	(506)	733
Deferred income taxes	—	58	8	(22)	44
Note payable to affiliate	100	—	—	—	100
Current portion of debt	20	—	250	—	270

Total current liabilities	3,345	1,690	3,678	(6,371)	2,342
Long-term debt	3,275	—	346	—	3,621
Notes payable to affiliates	707	—	683	(678)	712
Deferred income taxes	24	202	9	47	282
Other noncurrent liabilities	134	138	642	—	914

Total liabilities	7,485	2,030	5,358	(7,002)	7,871
Equity
Huntsman International LLC members' equity
Members' equity	3,146	4,346	2,314	(6,660)	3,146
Accumulated deficit	(1,167)	148	(463)	315	(1,167)
Accumulated other comprehensive (loss) income	(614)	1,383	(642)	(741)	(614)

Total Huntsman International LLC members' equity	1,365	5,877	1,209	(7,086)	1,365
Noncontrolling interests in subsidiaries	—	—	154	3	157

Total equity	1,365	5,877	1,363	(7,083)	1,522

Total liabilities and equity	$8,850	$7,907	$6,721	$(14,085)	$9,393

AS OF DECEMBER 31, 2013
(In Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
ASSETS
Current assets:
Cash and cash equivalents	$308	$—	$207	$—	$515
Restricted cash	—	—	9	—	9
Accounts and notes receivable, net	28	130	1,384	—	1,542
Accounts receivable from affiliates	2,386	4,823	140	(7,024)	325
Inventories	112	297	1,339	(7)	1,741
Prepaid expenses	70	64	47	(120)	61
Deferred income taxes	12	—	59	(18)	53
Other current assets	379	4	199	(382)	200

Total current assets	3,295	5,318	3,384	(7,551)	4,446
Property, plant and equipment, net	390	954	2,414	1	3,759
Investment in unconsolidated affiliates	5,393	1,178	178	(6,464)	285
Intangible assets, net	48	1	39	—	88
Goodwill	(17)	82	66	—	131
Deferred income taxes	323	—	239	(319)	243
Notes receivable from affiliates	22	658	1	(680)	1
Other noncurrent assets	67	172	220	(1)	458

Total assets	$9,521	$8,363	$6,541	$(15,014)	$9,411

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$50	$267	$750	$—	$1,067
Accounts payable to affiliates	3,655	1,476	1,946	(7,024)	53
Accrued liabilities	138	517	590	(503)	742
Deferred income taxes	—	57	8	(21)	44
Note payable to affiliate	100	—	—	—	100
Current portion of debt	28	—	249	—	277

Total current liabilities	3,971	2,317	3,543	(7,548)	2,283
Long-term debt	3,290	—	343	—	3,633
Notes payable to affiliates	772	—	687	(680)	779
Deferred income taxes	25	200	39	39	303
Other noncurrent liabilities	137	140	661	—	938

Total liabilities	8,195	2,657	5,273	(8,189)	7,936
Equity
Huntsman International LLC members' equity
Members' equity	3,138	4,354	2,215	(6,569)	3,138
Accumulated deficit	(1,194)	66	(450)	384	(1,194)
Accumulated other comprehensive (loss) income	(618)	1,286	(645)	(641)	(618)

Total Huntsman International LLC members' equity	1,326	5,706	1,120	(6,826)	1,326
Noncontrolling interests in subsidiaries	—	—	148	1	149

Total equity	1,326	5,706	1,268	(6,825)	1,475

Total liabilities and equity	$9,521	$8,363	$6,541	$(15,014)	$9,411

CONDENSED CONSOLIDATING BALANCE SHEETS
AS OF DECEMBER 31, 2013
(In Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
ASSETS
Current assets:
Cash and cash equivalents	$308	$—	$207	$—	$515
Restricted cash	—	—	9	—	9
Accounts and notes receivable, net	28	130	1,384	—	1,542
Accounts receivable from affiliates	2,386	4,823	140	(7,024)	325
Inventories	112	297	1,339	(7)	1,741
Prepaid expenses	70	64	47	(120)	61
Deferred income taxes	12	—	59	(18)	53
Other current assets	379	4	199	(382)	200

Total current assets	3,295	5,318	3,384	(7,551)	4,446
Property, plant and equipment, net	390	954	2,414	1	3,759
Investment in unconsolidated affiliates	5,393	1,178	178	(6,464)	285
Intangible assets, net	48	1	39	—	88
Goodwill	(17)	82	66	—	131
Deferred income taxes	323	—	239	(319)	243
Notes receivable from affiliates	22	658	1	(680)	1
Other noncurrent assets	67	172	220	(1)	458

Total assets	$9,521	$8,363	$6,541	$(15,014)	$9,411

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$50	$267	$750	$—	$1,067
Accounts payable to affiliates	3,655	1,476	1,946	(7,024)	53
Accrued liabilities	138	517	590	(503)	742
Deferred income taxes	—	57	8	(21)	44
Note payable to affiliate	100	—	—	—	100
Current portion of debt	28	—	249	—	277

Total current liabilities	3,971	2,317	3,543	(7,548)	2,283
Long-term debt	3,290	—	343	—	3,633
Notes payable to affiliates	772	—	687	(680)	779
Deferred income taxes	25	200	39	39	303
Other noncurrent liabilities	137	140	661	—	938

Total liabilities	8,195	2,657	5,273	(8,189)	7,936
Equity
Huntsman International LLC members' equity
Members' equity	3,138	4,354	2,215	(6,569)	3,138
Accumulated deficit	(1,194)	66	(450)	384	(1,194)
Accumulated other comprehensive (loss) income	(618)	1,286	(645)	(641)	(618)

Total Huntsman International LLC members' equity	1,326	5,706	1,120	(6,826)	1,326
Noncontrolling interests in subsidiaries	—	—	148	1	149

Total equity	1,326	5,706	1,268	(6,825)	1,475

Total liabilities and equity	$9,521	$8,363	$6,541	$(15,014)	$9,411

CONDENSED CONSOLIDATING BALANCE SHEETS
AS OF DECEMBER 31, 2012
(In Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
ASSETS
Current assets:
Cash and cash equivalents	$7	$2	$201	$—	$210
Restricted cash	—	—	9	—	9
Accounts and notes receivable, net	16	182	1,336	—	1,534
Accounts receivable from affiliates	1,733	3,907	101	(5,442)	299
Inventories	111	309	1,404	(5)	1,819
Prepaid expenses	10	7	43	(12)	48
Deferred income taxes	7	—	57	(13)	51
Other current assets	203	5	225	(211)	222

Total current assets	2,087	4,412	3,376	(5,683)	4,192
Property, plant and equipment, net	371	898	2,386	1	3,656
Investment in unconsolidated affiliates	5,413	1,360	159	(6,694)	238
Intangible assets, net	27	2	42	(1)	70
Goodwill	(18)	82	53	—	117
Deferred income taxes	248	—	224	(243)	229
Notes receivable from affiliates	21	941	2	(962)	2
Other noncurrent assets	72	139	156	(1)	366

Total assets	$8,221	$7,834	$6,398	$(13,583)	$8,870

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$87	$280	$734	$—	$1,101
Accounts payable to affiliates	2,987	1,111	1,406	(5,442)	62
Accrued liabilities	87	342	518	(224)	723
Deferred income taxes	—	45	9	(15)	39
Note payable to affiliate	100	—	—	—	100
Current portion of debt	15	—	273	—	288

Total current liabilities	3,276	1,778	2,940	(5,681)	2,313
Long-term debt	3,026	—	388	—	3,414
Notes payable to affiliates	595	—	965	(961)	599
Deferred income taxes	14	169	49	(62)	170
Other noncurrent liabilities	216	190	751	—	1,157

Total liabilities	7,127	2,137	5,093	(6,704)	7,653
Equity
Huntsman International LLC members' equity
Members' equity	3,109	4,689	2,262	(6,951)	3,109
Accumulated deficit	(1,224)	(243)	(354)	597	(1,224)
Accumulated other comprehensive (loss) income	(791)	1,251	(692)	(559)	(791)

Total Huntsman International LLC members' equity	1,094	5,697	1,216	(6,913)	1,094
Noncontrolling interests in subsidiaries	—	—	89	34	123

Total equity	1,094	5,697	1,305	(6,879)	1,217

Total liabilities and equity	$8,221	$7,834	$6,398	$(13,583)	$8,870

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

THREE MONTHS ENDED MARCH 31, 2014
(In Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees, net	$260	$766	$1,667	$—	$2,693
Related party sales	97	130	341	(506)	62

Total revenues	357	896	2,008	(506)	2,755
Cost of goods sold	300	709	1,796	(505)	2,300

Gross profit	57	187	212	(1)	455
Selling, general and administrative	31	38	158	—	227
Research and development	11	9	16	—	36
Other operating (income) expense	(3)	(5)	4	—	(4)
Restructuring, impairment and plant closing (credits) costs	(2)	2	39	—	39

Operating income (loss)	20	143	(5)	(1)	157
Interest (expense) income	(47)	8	(12)	—	(51)
Equity in income (loss) of investment in affiliates and subsidiaries	79	(13)	2	(66)	2
Other income	1	—	—	—	1

Income (loss) from continuing operations before income taxes	53	138	(15)	(67)	109
Income tax benefit (expense)	4	(56)	15	—	(37)

Income from continuing operations	57	82	—	(67)	72
Loss from discontinued operations, net of tax	—	—	(7)	—	(7)

Net income (loss)	57	82	(7)	(67)	65
Net income attributable to noncontrolling interests	—	—	(6)	(2)	(8)

Net income (loss) attributable to Huntsman International LLC	$57	$82	$(13)	$(69)	$57

Net income (loss)	$57	$82	$(7)	$(67)	$65
Other comprehensive income	4	97	5	(98)	8
Comprehensive income attributable to noncontrolling interests	—	—	(10)	(2)	(12)

Comprehensive income (loss) attributable to Huntsman International LLC	$61	$179	$(12)	$(167)	$61

THREE MONTHS ENDED MARCH 31, 2013
(In Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees, net	$242	$784	$1,609	$—	$2,635
Related party sales	198	116	331	(578)	67

Total revenues	440	900	1,940	(578)	2,702
Cost of goods sold	388	748	1,789	(576)	2,349

Gross profit	52	152	151	(2)	353
Selling, general and administrative	36	37	151	—	224
Research and development	11	9	16	—	36
Other operating expense (income)	6	6	(19)	—	(7)
Restructuring, impairment and plant closing (credits) costs	(1)	7	38	—	44

Operating income (loss)	—	93	(35)	(2)	56
Interest (expense) income	(48)	10	(16)	—	(54)
Equity in income (loss) of investment in affiliates and subsidiaries	22	(78)	1	56	1
Loss on early extinguishment of debt	(35)	—	—	—	(35)

(Loss) income from continuing operations before income taxes	(61)	25	(50)	54	(32)
Income tax benefit (expense)	39	(8)	(13)	—	18

(Loss) income from continuing operations	(22)	17	(63)	54	(14)
(Loss) income from discontinued operations, net of tax	(1)	1	(2)	—	(2)

Net (loss) income	(23)	18	(65)	54	(16)
Net income attributable to noncontrolling interests	—	—	(7)	—	(7)

Net (loss) income attributable to Huntsman International LLC	$(23)	$18	$(72)	$54	$(23)

Net (loss) income	$(23)	$18	$(65)	$54	$(16)
Other comprehensive loss	(32)	(188)	(16)	204	(32)
Comprehensive income attributable to noncontrolling interests	—	—	(7)	—	(7)

Comprehensive loss attributable to Huntsman International LLC	$(55)	$(170)	$(88)	$258	$(55)

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013
(In Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees, net	$1,039	$3,193	$6,615	$—	$10,847
Related party sales	315	470	1,277	(1,830)	232

Total revenues	1,354	3,663	7,892	(1,830)	11,079
Cost of goods sold	1,097	2,904	7,137	(1,829)	9,309

Gross profit	257	759	755	(1)	1,770
Selling, general and administrative	168	131	637	—	936
Research and development	51	38	51	—	140
Other operating (income) expense	(6)	(10)	26	—	10
Restructuring, impairment and plant closing costs	13	15	123	—	151

Operating income (loss)	31	585	(82)	(1)	533
Interest (expense) income, net	(185)	43	(61)	—	(203)
Equity in income (loss) of investment in affiliates and subsidiaries	118	(134)	8	16	8
Loss on early extinguishment of debt	(51)	—	—	—	(51)
Other income	2	—	2	(2)	2

Loss (income) from continuing operations before income taxes	(85)	494	(133)	13	289
Income tax benefit (expense)	210	(200)	26	(173)	(137)

Income (loss) from continuing operations	125	294	(107)	(160)	152
Income (loss) from discontinued operations, net of tax	1	(1)	(5)	—	(5)

Net income (loss)	126	293	(112)	(160)	147
Net income attributable to noncontrolling interests	—	—	(22)	1	(21)

Net income (loss) attributable to Huntsman International LLC	$126	$293	$(134)	$(159)	$126

Net income (loss)	$126	$293	$(112)	$(160)	$147
Other comprehensive income	173	34	48	(77)	178
Comprehensive income attributable to noncontrolling interests	—	—	(23)	(3)	(26)

Comprehensive income (loss) attributable to Huntsman International LLC	$299	$327	$(87)	$(240)	$299

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2012
(In Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees, net	$932	$3,443	$6,589	$—	$10,964
Related party sales	745	447	1,161	(2,130)	223

Total revenues	1,677	3,890	7,750	(2,130)	11,187
Cost of goods sold	1,424	3,003	6,849	(2,130)	9,146

Gross profit	253	887	901	—	2,041
Selling, general and administrative	191	120	623	—	934
Research and development	47	36	69	—	152
Other operating (income) expense	(5)	2	(3)	—	(6)
Restructuring, impairment and plant closing costs	4	7	81	—	92

Operating income	16	722	131	—	869
Interest (expense) income, net	(207)	42	(73)	—	(238)
Equity in income of investment in affiliates and subsidiaries	503	40	9	(545)	7
Loss on early extinguishment of debt	(80)	—	—	—	(80)
Other (expense) income	(12)	14	(1)	—	1

Income from continuing operations before income taxes	220	818	66	(545)	559
Income tax benefit (expense)	141	(243)	1	(78)	(179)

Income from continuing operations	361	575	67	(623)	380
Income (loss) from discontinued operations, net of tax	4	1	(12)	—	(7)

Income before extraordinary gain	365	576	55	(623)	373
Extraordinary gain on the acquisition of a business, net of tax of nil	—	—	2	—	2

Net income	365	576	57	(623)	375
Net income attributable to noncontrolling interests	—	—	(16)	6	(10)

Net income attributable to Huntsman International LLC	$365	$576	$41	$(617)	$365

Net income	$365	$576	$57	$(623)	$375
Other comprehensive loss	(180)	(250)	(148)	397	(181)
Comprehensive income attributable to noncontrolling interests	—	—	(16)	7	(9)

Comprehensive income (loss) attributable to Huntsman International LLC	$185	$326	$(107)	$(219)	$185

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2011
(In Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees, net	$885	$3,349	$6,807	$—	$11,041
Related party sales	453	493	1,098	(1,864)	180

Total revenues	1,338	3,842	7,905	(1,864)	11,221
Cost of goods sold	1,178	3,160	6,855	(1,830)	9,363

Gross profit	160	682	1,050	(34)	1,858
Selling, general and administrative	182	97	637	—	916
Research and development	50	34	82	—	166
Other operating expense (income)	35	(18)	(37)	—	(20)
Restructuring, impairment and plant closing costs	1	—	166	—	167

Operating (loss) income	(108)	569	202	(34)	629
Interest (expense) income, net	(216)	43	(89)	—	(262)
Equity in income of investment in affiliates and subsidiaries	381	77	9	(459)	8
Loss on early extinguishment of debt	(7)	—	—	—	(7)
Other (expense) income	(35)	—	1	36	2

Income from continuing operations before income taxes	15	689	123	(457)	370
Income tax benefit (expense)	232	(210)	(35)	(100)	(113)

Income from continuing operations	247	479	88	(557)	257
Income (loss) from discontinued operations, net of tax	6	(1)	(6)	—	(1)

Income before extraordinary gain	253	478	82	(557)	256
Extraordinary gain on the acquisition of a business, net of tax of nil	—	—	4	—	4

Net income	253	478	86	(557)	260
Net income attributable to noncontrolling interests	—	(2)	(6)	1	(7)

Net income attributable to Huntsman International LLC	$253	$476	$80	$(556)	$253

Net income	$253	$478	$86	$(557)	$260
Other comprehensive loss	(257)	(98)	(232)	325	(262)
Comprehensive income attributable to noncontrolling interests	—	(3)	(1)	2	(2)

Comprehensive (loss) income attributable to Huntsman International LLC	$(4)	377	$(147)	$(230)	$(4)

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

THREE MONTHS ENDED MARCH 31, 2014
(In Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Net cash (used in) provided by operating activities	$(32)	$36	$(72)	$1	$(67)

Investing activities:
Capital expenditures	(15)	(32)	(60)	—	(107)
Cash received from unconsolidated affiliates	—	15	—	—	15
Investment in affiliate	(88)	(3)	—	91	—
Investment in unconsolidated affiliates	—	(11)	—	—	(11)
Increase in receivable from affiliate	(5)	—	—	—	(5)
Other, net	—	1	(1)	(1)	(1)

Net cash used in investing activities	(108)	(30)	(61)	90	(109)

Financing activities:
Net borrowings under revolving loan facilities	—	—	2	—	2
Net borrowings on overdraft facilities	—	—	4	—	4
Repayments of short-term debt	—	—	(3)	—	(3)
Borrowings on short-term debt	—	—	1	—	1
Repayments of long-term debt	(13)	—	(9)	—	(22)
Repayments of notes payable to affiliate	(65)	—	—	—	(65)
Repayments of notes payable	(9)	—	(1)	—	(10)
Borrowings on notes payable	—	—	1	—	1
Debt issuance costs paid	(2)	—	—	—	(2)
Contingent consideration paid for acquisition	(6)	—	—	—	(6)
Contribution from parent	—	3	96	(99)	—
Distribution to parent	—	(8)	—	8	—
Dividends paid to parent	(30)	—	—	—	(30)
Excess tax benefit related to stock-based compensation	1	—	—	—	1
Other, net	(1)	(1)	(2)	—	(4)

Net cash provided by (used in) financing activities	(125)	(6)	89	(91)	(133)
Effect of exchange rate changes on cash	—	—	(1)	—	(1)

Increase (decrease) in cash and cash equivalents	(265)	—	(45)	—	(310)
Cash and cash equivalents at beginning of period	308	—	207	—	515

Cash and cash equivalents at end of period	$43	$—	$162	$—	$205

THREE MONTHS ENDED MARCH 31, 2013
(In Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Net cash (used in) provided by operating activities	$(84)	$24	$(15)	$—	$(75)

Investing activities:
Capital expenditures	(8)	(22)	(59)	—	(89)
Cash received from unconsolidated affiliates	—	15	—	—	15
Investment in affiliate	(79)	(4)	—	83	—
Investment in unconsolidated affiliates	—	(5)	—	—	(5)
Acquisition of businesses, net of cash acquired	—	—	(7)	—	(7)
Increase in receivable from affiliate	(3)	—	—	—	(3)
Other, net	—	—	1	—	1

Net cash used in investing activities	(90)	(16)	(65)	83	(88)

Financing activities:
Net borrowings on overdraft facilities	—	—	1	—	1
Repayments of short-term debt	—	—	(5)	—	(5)
Borrowings on short-term debt	—	—	13	—	13
Repayments of long-term debt	(393)	—	(20)	—	(413)
Proceeds from issuance of long-term debt	470	—	3	—	473
Proceeds from notes payable to affiliate	145	—	—	—	145
Repayments of notes payable	(9)	—	(1)	—	(10)
Call premiums related to early extinguishment of debt	(4)	—	—	—	(4)
Contribution from parent	—	4	90	(94)	—
Distribution to parent	—	(11)	—	11	—
Dividends paid to parent	(30)	—	—	—	(30)
Excess tax benefit related to stock-based compensation	1	—	—	—	1
Other, net	(2)	—	1	—	(1)

Net cash provided by (used in) financing activities	178	(7)	82	(83)	170
Effect of exchange rate changes on cash	—	—	(2)	—	(2)

Increase in cash and cash equivalents	4	1	—	—	5
Cash and cash equivalents at beginning of period	7	2	201	—	210

Cash and cash equivalents at end of period	$11	$3	$201	$—	$215

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2013
(In Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Net cash (used in) provided by operating activities	$113	$167	$456	$(2)	$734

Investing activities:
Capital expenditures	(52)	(134)	(285)	—	(471)
Cash received from unconsolidated affiliates	—	71	—	—	71
Investment in affiliate	68	(11)	—	(57)	—
Investment in unconsolidated affiliates	—	(60)	(44)	—	(104)
Acquisition of a business, net of cash acquired	(66)	—	—	—	(66)
Proceeds from sale of businesses/assets	—	—	2	—	2
Increase in receivable from affiliate	(48)	—	—	—	(48)
Other, net	(2)	—	4	—	2

Net cash used in investing activities	(100)	(134)	(323)	(57)	(614)

Financing activities:
Net repayments under revolving loan facilities	—	—	(4)	—	(4)
Net borrowings on overdraft facilities	—	—	(9)	—	(9)
Repayments of short-term debt	—	—	(18)	—	(18)
Borrowings on short-term debt	—	—	15	—	15
Repayments of long-term debt	(761)	—	(79)	—	(840)
Proceeds from issuance of long-term debt	978	—	1	—	979
Proceeds from notes payable to affiliate	177	—	—	—	177
Repayments of notes payable	(33)	—	(7)	—	(40)
Borrowings on notes payable	33	—	2	—	35
Debt issuance costs paid	(11)	—	—	—	(11)
Call premiums and other costs related to early extinguishment of debt	(4)	—	—	—	(4)
Contribution from parent	—	11	(24)	13	—
Distribution to parent	—	(44)	—	44	—
Dividends paid to parent	(96)	(2)	—	2	(96)
Excess tax benefit related to stock-based compensation	1	—	—	—	1
Other, net	4	—	(1)	—	3

Net cash provided by (used in) financing activities	288	(35)	(124)	59	188
Effect of exchange rate changes on cash	—	—	(3)	—	(3)

Increase (decrease) in cash and cash equivalents	301	(2)	6	—	305
Cash and cash equivalents at beginning of period	7	2	201	—	210

Cash and cash equivalents at end of period	$308	$—	$207	$—	$515

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2012
(In Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Net cash provided by operating activities	$85	269	$508	$(2)	$860

Investing activities:
Capital expenditures	(23)	(111)	(278)	—	(412)
Cash received from unconsolidated affiliates	—	80	2	—	82
Investment in affiliate	225	(62)	48	(211)	—
Investment in unconsolidated affiliates	(3)	(100)	(24)	—	(127)
Acquisition of businesses, net of cash acquired	—	—	(18)	—	(18)
Proceeds from sale of businesses/assets	—	—	6	—	6
Increase in receivable from affiliate	(108)	—	—	—	(108)
Other, net	—	1	(1)	(1)	(1)

Net cash provided by (used in) investing activities	91	(192)	(265)	(212)	(578)

Financing activities:
Net repayments under revolving loan facilities	—	—	(15)	—	(15)
Net borrowings on overdraft facilities	—	—	2	—	2
Repayments of short-term debt	—	—	(53)	—	(53)
Repayments of long-term debt	(625)	—	(69)	—	(694)
Proceeds from issuance of long-term debt	400	—	5	—	405
Repayments of notes payable to affiliate	(139)	—	—	—	(139)
Proceeds from notes payable to affiliate	299	—	—	—	299
Repayments of notes payable	(33)	—	(4)	—	(37)
Borrowings on notes payable	33	—	1	—	34
Debt issuance costs paid	(11)	—	—	—	(11)
Call premiums related to early extinguishment of debt	(2)	—	—	—	(2)
Contribution from parent	—	14	—	(14)	—
Distribution to parent	—	(87)	(138)	225	—
Dividends paid to parent	(96)	(2)	(1)	3	(96)
Excess tax benefit related to stock-based compensation	4	—	—	—	4
Other, net	(3)	—	—	—	(3)

Net cash used in financing activities	(173)	(75)	(272)	214	(306)
Effect of exchange rate changes on cash	—	—	3	—	3

Increase (decrease) in cash and cash equivalents	3	2	(26)	—	(21)
Cash and cash equivalents at beginning of period	4	—	227	—	231

Cash and cash equivalents at end of period	$7	2	$201	$—	$210

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2011
(In Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Net cash provided by operating activities	$304	$99	$34	$(5)	$432

Investing activities:
Capital expenditures	(21)	(70)	(239)	—	(330)
Cash received from unconsolidated affiliates	—	30	2	—	32
Investment in affiliates	(56)	(16)	—	72	—
Investment in unconsolidated affiliate	—	(26)	—	—	(26)
Proceeds from settlements treated as reimbursement of capital expenditures	—	—	3	—	3
Acquisition of businesses, net of cash acquired	—	—	(34)	—	(34)
Cash assumed in connection with the initial consolidation of a variable interest entity	—	—	28	—	28
Proceeds from sale of businesses/assets	—	8	40	—	48
Increase in receivable from affiliate	(57)	—	—	—	(57)
Other, net	—	—	(4)	3	(1)

Net cash used in investing activities	(134)	(74)	(204)	75	(337)

Financing activities:
Net repayments under revolving loan facilities	—	—	(2)	—	(2)
Net borrowings on overdraft facilities	—	—	9	—	9
Repayments of short-term debt	—	—	(187)	—	(187)
Borrowings on short-term debt	—	—	162	—	162
Repayments of long-term debt	(305)	—	(103)	—	(408)
Proceeds from issuance of long-term debt	—	—	98	—	98
Repayments of notes payable to affiliate	(105)	—	—	—	(105)
Proceeds from notes payable to affiliate	105	—	—	—	105
Repayments of notes payable	(32)	—	(2)	—	(34)
Borrowings on notes payable	33	—	2	—	35
Debt issuance costs paid	(7)	—	—	—	(7)
Call premiums related to early extinguishment of debt	(6)	—	—	—	(6)
Contribution from parent	—	(32)	104	(72)	—
Dividends paid to parent	(79)	(2)	—	2	(79)
Dividends paid to noncontrolling interests	—	—	(9)	—	(9)
Excess tax benefit related to stock-based compensation	10	—	—	—	10
Other, net	—	—	—	—	—

Net cash (used in) provided by financing activities	(386)	(34)	72	(70)	(418)

Effect of exchange rate changes on cash	—	—	(7)	—	(7)

Decrease in cash and cash equivalents	(216)	(9)	(105)	—	(330)
Cash and cash equivalents at beginning of period	220	9	332	—	561

Cash and cash equivalents at end of period	$4	$—	$227	$—	$231